Investments - Table (Details)	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
Investments
Total short-term investments			¥ 4,723,612
Long-term investments	$ 32,886,610	¥ 228,950,000	58,950,000
Total investments	32,886,610	228,950,000	63,673,612
Debt securities
Investments
Total short-term investments			4,723,612
Equity securities
Investments
Long-term investments	$ 32,886,610	¥ 228,950,000	¥ 58,950,000